REVENUE RECOGNITION	12 Months Ended
Jul. 31, 2021
Revenue from Contract with Customer [Abstract]
REVENUE RECOGNITION	REVENUE RECOGNITION
Disaggregation of Revenue

The following table presents the Company's revenues from customers with contracts disaggregated by service line and timing of revenue recognition. The table also includes a reconciliation of the disaggregated revenue with the reportable segments.

	Fiscal Year Ended July 31, 2021	Fiscal Year Ended July 31, 2020
	(In thousands)	(In thousands)
Service Lines
Supply chain management services	224,280	336,491
Other	1,976	1,962
	$226,256	$338,453
Timing of Revenue Recognition
Services transferred over time	226,256	338,453
	$226,256	$338,453

The table below presents information for the Company's contract balances:

	July 31, 2021	July 31, 2020
	(In thousands)
Accounts receivable, trade, net	$36,547	$49,857
Contract assets	627	521

Deferred revenue - current	$2,212	$2,379
Deferred revenue - long-term	108	85
Total deferred revenue	$2,320	$2,464

Remaining Performance Obligations

Remaining performance obligations are comprised of deferred revenue. Changes in deferred revenue during the fiscal years ended July 31, 2021 and July 31, 2020 were as follows:

	Fiscal Year Ended July 31,
	2021	2020
	(In thousands)
Balance at beginning of period	$2,464	$2,458
Deferral of revenue	2,284	3,123
Recognition of deferred amounts upon satisfaction of performance obligation	(2,428)	(3,117)
Balance at end of period	$2,320	$2,464

The Company expects to recognize approximately $2.2 million of the deferred revenue over the next twelve months and the remaining $0.1 million beyond that time period.